Leases (Tables) (FaceBank Group, Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Operating Leases

The following summarizes quantitative information about the Company’s operating leases (amounts in thousands, except lease term and discount rate):

	For the Three Months Ended June 30, 2020	For the Six Months Ended June 30, 2020
Operating leases
Operating lease cost	$312	$410
Variable lease cost	3	76

Operating lease expense	$315	$486
Short-term lease rent expense	166	166

Total rent expense	$481	$652

Weighted-average remaining lease term – operating leases	6.6	6.6
Weighted-average discount rate – operating leases	5.3%	5.3%

	For the Three Months Ended June 30, 2019	For the Six Months Ended June 30, 2019
Operating leases
Operating lease cost	$23	$30
Variable lease cost	15	20

Operating lease expense	$38	$50
Short-term lease rent expense	—	—

Total rent expense	$38	$50

Weighted-average remaining lease term – operating leases	1.2	1.2
Weighted-average discount rate – operating leases	10.0%	10.0%

FaceBank Group, Inc Pre-Merger [Member]
Schedule of Operating Leases

The following summarizes quantitative information about the Company’s Florida operating lease (amounts in thousands, except lease term and discount rate):

For the Three Months Ended March 31, 2020
Operating leases
Operating lease cost	$98
Variable lease cost	73
Operating lease expense	171
Short-term lease rent expense	-
Total rent expense	$171

The following summarizes quantitative information about the Company’s operating leases (amounts in thousands, except lease term and discount rate):

For the Year Ended December 31, 2019
Operating leases
Operating lease cost	$259
Variable lease cost	56
Operating lease expense	315
Short-term lease rent expense	-
Total rent expense	$315

Schedule of Supplemental Cash Flow and Other Information Related to Leases
Operating cash flows from operating leases	$75
Right-of-use assets exchanged for operating lease liabilities	$125
Weighted-average remaining lease term – operating leases	0.4
Weighted-average monthly discount rate – operating leases	0.8%

Operating cash flows from operating leases	$281
Right-of-use assets exchanged for operating lease liabilities	$3,719
Weighted-average remaining lease term – operating leases	7.8
Weighted-average discount rate – operating leases	8.0%

Schedule of Maturities of Operating Leases

Maturities of the Company’s operating leases, are as follows (amounts in thousands):

Year Ended December 31, 2020	$862
Year Ended December 31, 2021	769
Year Ended December 31, 2022	465
Year Ended December 31, 2023	465
Thereafter	2,326
Total	4,887
Less present value discount	(1,367)
Operating lease liabilities	$3,520